Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 75,448	$ 54,538	$ 78,245	$ 50,338	$ 29,078
Cost of revenue	(27,496)	(21,374)	(31,736)	(22,840)	(21,248)
Gross profit	47,952	33,164	46,509	27,498	7,830
Operating expenses:
Research and development	(19,096)	(12,304)	(17,568)	(13,651)	(11,078)
Sales, general and administrative	(10,681)	(5,614)	(9,792)	(5,895)	(5,046)
Total operating expenses	(29,777)	(17,918)	(27,360)	(19,546)	(16,124)
Income (loss) from operations	18,175	15,246	19,149	7,952	(8,294)
Interest income (expense), net	504	75	207	(36)	(44)
Fair value changes in warrant liability	0	0	0	0	(37)
Other income (expense), net	(157)	253	153	(307)	(114)
Income (loss) before income taxes	18,522	15,574	19,509	7,609	(8,489)
Provision for Income tax	(1,709)	(980)	(1,228)	(2,637)	(54)
Net income (loss)	16,813	14,594	18,281	4,972	(8,543)
Other comprehensive income
Cumulative translation adjustments	337	(93)	1	507	276
Comprehensive income (loss)	17,150	14,501	18,282	5,479	(8,267)
Accretion for convertible preferred shares	(23)	(42)	(55)	(1,147)	(2,513)
Allocation to participating preferred shares and restricted shares	(13,651)	(12,038)	(15,112)	(3,748)	0
Net Income (loss) attributable to ordinary shareholders-Basic	3,139	2,514	3,114	77	(11,056)
Undistributed earnings re-allocated to ordinary shareholders	926	847	1,059	22	0
Net Income (loss) attributable to ordinary shareholders-Diluted	4,065	3,361	4,173	99	(11,056)
Net income (loss) per share:
Basic	$ 0.68	$ 0.58	$ 0.72	$ 0.02	$ (2.66)
Diluted	$ 0.62	$ 0.53	$ 0.66	$ 0.02	$ (2.66)
Weighted-average shares used in computing net income (loss) per share:
Basic	4,618,302	4,303,135	4,319,243	4,260,192	4,157,498
Diluted	6,557,368	6,295,066	6,366,682	5,924,390	4,157,498
Series B Convertible Preferred Shares [Member]
Other comprehensive income
Accretion for convertible preferred shares	0	0	0	(470)	(960)
Series B-1 Convertible Preferred Shares [Member]
Other comprehensive income
Accretion for convertible preferred shares	0	0	0	(623)	(1,274)
Series B-2 Convertible Preferred Shares [Member]
Other comprehensive income
Accretion for convertible preferred shares	$ (23)	$ (42)	$ (55)	$ (54)	$ (279)